Subsidiaries	12 Months Ended
Mar. 31, 2022
Subsidiaries
29. Subsidiaries
HDB Financial Services Limited (“HDBFSL”) is a
non-deposit
taking
non-banking
finance company and a subsidiary of the Bank. As at March 31, 2022, HDFC Bank Ltd. and its subsidiaries effectively hold 95.5% (previous year 95.7%). The financial statements of HDBFSL are consolidated.
HDFC Securities Ltd. (“HSL”) offers trading facilities in a range of equity, fixed income and derivative products to its clients. As at March 31, 2022 the Bank holds a 96.2% (previous year 96.8%) effective equity interest. The financial statements of HSL are consolidated.